Restricted Net Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Restricted Net Assets [Abstract]
Tax profit	10.00%
PRC statutory	50.00%
Statutory	10.00%
Annual tax percentage	50.00%
Net assets restricted (in Dollars)	$ 40.0
Paid-in capital (in Dollars)